UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Trend Fund

March 31, 2007

1.799849.103

TRE-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Diversified Consumer Services - 0.4%
Stewart Enterprises, Inc. Class A	399,400	$ 3,219
Hotels, Restaurants & Leisure - 0.9%
Starbucks Corp. (a)	251,600	7,890
Household Durables - 0.9%
Centex Corp.	60,100	2,511
KB Home	25,500	1,088
Lennar Corp. Class A	95,100	4,014
		7,613
Internet & Catalog Retail - 0.0%
Submarino SA	100	3
Leisure Equipment & Products - 1.0%
Nautilus, Inc. (d)	562,500	8,679
Media - 0.8%
Live Nation, Inc. (a)	113,400	2,502
Time Warner, Inc.	252,600	4,981
		7,483
Multiline Retail - 6.4%
Federated Department Stores, Inc.	696,900	31,395
JCPenney Co., Inc.	239,100	19,644
Nordstrom, Inc.	118,000	6,247
		57,286
Specialty Retail - 0.9%
Casual Male Retail Group, Inc. (a)	693,800	8,208
Inditex SA	100	6
		8,214
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc. (a)	144,900	7,252
TOTAL CONSUMER DISCRETIONARY		107,639
CONSUMER STAPLES - 10.2%
Beverages - 3.0%
Molson Coors Brewing Co. Class B	52,800	4,996
PepsiCo, Inc.	336,370	21,380
		26,376
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.5%
Kroger Co.	175,400	$ 4,955
Safeway, Inc.	240,711	8,820
		13,775
Food Products - 2.1%
Groupe Danone	28,100	4,591
Koninklijke Numico NV	88,600	4,570
Nestle SA sponsored ADR	46,900	4,556
Tyson Foods, Inc. Class A	235,300	4,567
		18,284
Household Products - 1.1%
Procter & Gamble Co.	155,455	9,819
Personal Products - 2.5%
Avon Products, Inc.	497,800	18,548
Estee Lauder Companies, Inc. Class A	79,500	3,884
		22,432
TOTAL CONSUMER STAPLES		90,686
ENERGY - 4.8%
Energy Equipment & Services - 0.7%
National Oilwell Varco, Inc. (a)	80,762	6,282
Oil, Gas & Consumable Fuels - 4.1%
Cameco Corp.	31,400	1,286
Canadian Natural Resources Ltd.	42,800	2,363
EOG Resources, Inc.	73,100	5,215
Exxon Mobil Corp.	25,330	1,911
Peabody Energy Corp.	146,900	5,911
Quicksilver Resources, Inc. (a)	54,000	2,148
Suncor Energy, Inc.	29,500	2,245
Valero Energy Corp.	187,700	12,105
Western Oil Sands, Inc. Class A (a)	124,800	3,686
		36,870
TOTAL ENERGY		43,152
FINANCIALS - 7.6%
Capital Markets - 5.2%
Goldman Sachs Group, Inc.	33,700	6,963
Janus Capital Group, Inc.	249,900	5,225
Julius Baer Holding AG (Bearer)	73,000	9,958
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Ltd. Class A	78,100	$ 3,919
Northern Trust Corp.	180,800	10,873
State Street Corp.	143,600	9,298
		46,236
Commercial Banks - 0.2%
Commerce Bancorp, Inc., New Jersey	52,400	1,749
Insurance - 0.3%
Prudential Financial, Inc.	33,800	3,051
Real Estate Investment Trusts - 0.8%
General Growth Properties, Inc.	109,800	7,090
Real Estate Management & Development - 0.3%
Inversiones y Representaciones SA sponsored GDR (a)	119,500	2,286
Thrifts & Mortgage Finance - 0.8%
Countrywide Financial Corp.	73,596	2,476
Hudson City Bancorp, Inc.	371,100	5,077
		7,553
TOTAL FINANCIALS		67,965
HEALTH CARE - 17.1%
Biotechnology - 4.0%
Alexion Pharmaceuticals, Inc. (a)	23,100	999
Alnylam Pharmaceuticals, Inc. (a)	68,400	1,231
Amylin Pharmaceuticals, Inc. (a)	134,100	5,010
Celgene Corp. (a)	171,900	9,018
CSL Ltd.	46,785	3,118
Gilead Sciences, Inc. (a)	178,600	13,663
GTx, Inc. (a)	86,100	1,756
Vertex Pharmaceuticals, Inc. (a)	36,200	1,015
		35,810
Health Care Equipment & Supplies - 5.9%
Becton, Dickinson & Co.	234,900	18,061
C.R. Bard, Inc.	300,800	23,917
Inverness Medical Innovations, Inc. (a)	45,800	2,005
Mindray Medical International Ltd. sponsored ADR	84,500	2,012
St. Jude Medical, Inc. (a)	180,700	6,796
		52,791
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.9%
Brookdale Senior Living, Inc.	59,100	$ 2,639
Henry Schein, Inc. (a)	96,600	5,330
		7,969
Health Care Technology - 0.5%
Emdeon Corp. (a)	122,900	1,859
WebMD Health Corp. Class A (a)	52,000	2,737
		4,596
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	86,000	2,520
Pharmaceuticals - 5.5%
Allergan, Inc.	221,300	24,524
BioMimetic Therapeutics, Inc.	101,100	1,672
Merck & Co., Inc.	430,300	19,006
Roche Holding AG (participation certificate)	23,299	4,122
		49,324
TOTAL HEALTH CARE		153,010
INDUSTRIALS - 11.5%
Aerospace & Defense - 3.2%
General Dynamics Corp.	193,400	14,776
United Technologies Corp.	210,500	13,683
		28,459
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	107,600	5,138
Airlines - 0.3%
AirTran Holdings, Inc. (a)(d)	302,700	3,109
Commercial Services & Supplies - 0.4%
Fuel Tech, Inc. (a)	132,600	3,269
Construction & Engineering - 2.7%
Granite Construction, Inc.	62,900	3,476
IVRCL Infrastructures & Projects Ltd.	433,199	2,915
Larsen & Toubro Ltd.	245,048	9,133
Nagarjuna Construction Co. Ltd.	689,039	2,547
URS Corp. (a)	107,700	4,587
Washington Group International, Inc. (a)	22,700	1,508
		24,166
Electrical Equipment - 3.2%
ABB Ltd. sponsored ADR	1,685,800	28,962
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.7%
General Electric Co.	39,800	$ 1,407
Siemens AG sponsored ADR	41,700	4,470
		5,877
Machinery - 0.4%
Jain Irrigation Systems Ltd.	362,999	3,512
TOTAL INDUSTRIALS		102,492
INFORMATION TECHNOLOGY - 28.1%
Communications Equipment - 4.4%
Cisco Systems, Inc. (a)	1,350,400	34,478
Research In Motion Ltd. (a)	37,700	5,146
		39,624
Computers & Peripherals - 6.0%
Apple, Inc. (a)	279,200	25,940
Sun Microsystems, Inc. (a)	4,533,000	27,243
		53,183
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. (a)	266,400	8,975
Amphenol Corp. Class A	43,500	2,809
		11,784
Internet Software & Services - 3.8%
Google, Inc. Class A (sub. vtg.) (a)	55,600	25,474
Tencent Holdings Ltd.	1,000	3
Yahoo!, Inc. (a)	276,700	8,658
		34,135
IT Services - 5.8%
Cognizant Technology Solutions Corp. Class A (a)	324,200	28,617
ExlService Holdings, Inc.	80,100	1,652
Mastercard, Inc. Class A (d)	60,600	6,438
MoneyGram International, Inc.	28,700	797
Unisys Corp. (a)	1,507,500	12,708
WNS Holdings Ltd. ADR	55,200	1,609
		51,821
Semiconductors & Semiconductor Equipment - 4.7%
Applied Materials, Inc.	1,019,200	18,672
Broadcom Corp. Class A (a)	63,800	2,046
FormFactor, Inc. (a)	37,300	1,669
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Hittite Microwave Corp. (a)	59,300	$ 2,382
Intel Corp.	872,900	16,699
		41,468
Software - 2.1%
Cognos, Inc. (a)	109,600	4,317
Nintendo Co. Ltd.	23,000	6,685
Opsware, Inc. (a)	159,900	1,159
Salesforce.com, Inc. (a)	35,300	1,512
Ubisoft Entertainment SA (a)	99,400	4,853
		18,526
TOTAL INFORMATION TECHNOLOGY		250,541
MATERIALS - 3.6%
Chemicals - 3.0%
Monsanto Co.	383,300	21,066
Potash Corp. of Saskatchewan, Inc.	34,400	5,502
		26,568
Metals & Mining - 0.6%
Carpenter Technology Corp.	36,300	4,384
Titanium Metals Corp.	24,056	863
		5,247
TOTAL MATERIALS		31,815
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	427,500	16,856
Wireless Telecommunication Services - 1.8%
American Tower Corp. Class A (a)	415,600	16,188
TOTAL TELECOMMUNICATION SERVICES		33,044
UTILITIES - 1.1%
Electric Utilities - 0.6%
Entergy Corp.	23,200	2,434
FPL Group, Inc.	55,800	3,413
		5,847
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	207,800	$ 4,472
TOTAL UTILITIES		10,319
TOTAL COMMON STOCKS (Cost $856,102)		890,663
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e)	62,000	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $336)		0
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 5.41% (b)	826,102	826
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	12,656,628	12,657
TOTAL MONEY MARKET FUNDS (Cost $13,483)		13,483
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $869,921)		904,146
NET OTHER ASSETS - (1.3)%		(11,717)
NET ASSETS - 100%		$ 892,429
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
GeneProt, Inc. Series A	7/7/00	$ 336
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 231
Fidelity Securities Lending Cash Central Fund	17
Total	$ 248
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $870,246,000. Net unrealized appreciation aggregated $33,900,000, of which $62,444,000 related to appreciated investment securities and $28,544,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2007